Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of highest paid employees [Line Items]
Share-based compensation	[1],[2]	$ 35,000	$ 10,000	$ 15,000
Pension costs		35,000	36,000	35,000
Employee benefit expenses		1,032,000	1,049,000	1,050,000
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind		4,737	4,874	6,530
Discretionary bonus	[3]	3,602	1,347	0
Share-based compensation	[4]	5,485	1,415	2,846
Pension costs		148	132	206
Employee benefit expenses		$ 13,972	$ 7,768	$ 9,582

[1]	Includes equity-settled share-based payment expense, net of amount capitalized of US$5 million, US$5 million and US$9 million and cash-settled share-based payment expense, net of amount capitalized of US$30 million, US$5 million and US$6 million for the years ended December 31, 2022, 2021, and 2020, respectively.
[2]	Share-based compensation of US$1 million, less than US$1 million and US$1 million were capitalized during the years ended December 31, 2022, 2021 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 27 to the consolidated financial statements.
[3]	The discretionary bonuses for the years ended December 31, 2022 and 2021 were in relation to services in the respective years.
[4]	The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.